Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Earnings before Income Taxes
Earnings before income taxes consisted of the following:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
U.S. loss before taxes	$(110,363)	$(99,125)	$(24)
Foreign income before taxes	667,815	546,882	537,069
Total income before taxes	$557,452	$447,757	$537,045

Schedule of Income Tax Provision
The income tax provision consisted of the following:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Current tax provision
Federal	$9,979	$(11,568)	$68,886
State and local	429	1,709	137
Foreign	146,055	98,433	113,468
Total current tax provision	156,463	88,574	182,491
Deferred tax provision
Federal	(41,126)	(8,287)	74,446
State and local	7,598	(7,092)	(11,537)
Foreign	(25,751)	34,781	(4,020)
Total deferred tax (benefit) provision	(59,279)	19,402	58,889
Total taxes on income	$97,184	$107,976	$241,380

Schedule of Reconciliation between U.S. Federal Statutory Income Tax Rate to Actual Effective Tax Rate
Reconciliation between the U.S. federal statutory income tax rate to the actual effective tax rate was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Statutory tax rate	21.0%	21.0%	35.0%
Difference in effective tax rate on foreign earnings and remittances	(6.8)	(6.1)	(12.6)
Tax benefit from supply chain optimization	(1.0)	(3.0)	(2.3)
Unrecognized tax benefit, net of reversals	3.4	2.9	2.3
U.S. tax reform	—	(1.8)	26.5
Deferred taxes on deemed repatriation	0.8	10.1	0.3
Global intangible low-taxed income	—	1.8	—
Acquisition costs	0.5	1.3	—
Establishment (release) of valuation allowance on state deferred	1.7	(1.5)	(1.7)
State and local taxes	(0.8)	0.6	0.1
Other, net	(1.4)	(1.2)	(2.7)
Effective tax rate	17.4%	24.1%	44.9%

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities consisted of the following amounts:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Employee and retiree benefits	$87,924	$80,382
Credit and net operating loss carryforwards	220,156	225,152
Intangible assets	8,477	12,489
Amortizable R&D expenses	15,477	481
Gain on foreign currency translation	3,285	—
Interest limitation	39,867	19,380
Inventory	14,396	13,308
Lease obligations	53,751	—
Other, net	14,351	17,528
Gross deferred tax assets	457,684	368,720

Property, plant and equipment, net	(49,158)	(22,511)
Intangible assets	(621,044)	(616,333)
Right-of-use assets	(53,555)	—
Loss on foreign currency translation	—	(7,717)
Deferred taxes on deemed repatriation	(46,066)	(88,759)
Gross deferred tax liabilities	(769,823)	(735,320)
Valuation allowance	(203,765)	(200,280)
Total net deferred tax liabilities	$(515,904)	$(566,880)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Balance of unrecognized tax benefits at beginning of year	$50,953	$38,162	$26,428
Gross amount of increases in unrecognized tax benefits as a result of positions taken during a prior year	20,361	9,751	1,169
Gross amount of decreases in unrecognized tax benefits as a result of positions taken during a prior year	(2,241)	(5,362)	(268)
Gross amount of increases in unrecognized tax benefits as a result of positions taken during the current year	13,274	14,677	13,191
The amounts of decreases in unrecognized benefits relating to settlements with taxing authorities	(3,575)	(4,550)	—
Reduction in unrecognized tax benefits due to the lapse of applicable statute of limitation	(3,973)	(1,725)	(2,358)
Balance of unrecognized tax benefits at end of year	$74,799	$50,953	$38,162